Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
The components of inventory, net were as follows:

	December 31,
(in thousands)	2023	2022
Product inventory—Pellets	$7,200	$6,213
Less: Obsolete and expired pellet allowance	(1,272)	(1,298)

Pellet inventory, net	5,928	4,915

Product inventory—Dietary supplements	11,394	6,283
Less: Obsolete and expired dietary supplement allowance	(15)	(15)

Dietary supplement inventory, net	11,379	6,268

Inventory, net	$17,307	$11,183